Quarterly Holdings Report
for
Fidelity® Dividend ETF For Rising Rates
April 30, 2020
T19-QTLY-0620
1.9880054.103

Schedule of Investments April 30, 2020 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.6%
	Shares	Value
COMMUNICATION SERVICES – 9.5%
Diversified Telecommunication Services – 3.0%
AT&T, Inc.	112,665	$ 3,432,903
CenturyLink, Inc.	100,700	1,069,434
Verizon Communications, Inc.	66,310	3,809,509
		8,311,846
Entertainment – 2.0%
Activision Blizzard, Inc.	30,317	1,932,103
Cinemark Holdings, Inc.	41,532	593,077
The Walt Disney Co.	28,516	3,084,005
		5,609,185
Media – 4.5%
Cable One, Inc.	816	1,560,894
Comcast Corp. Class A	77,808	2,927,915
News Corp. Class A	97,761	968,811
Nexstar Media Group, Inc. Class A	10,891	762,806
Omnicom Group, Inc.	19,045	1,086,136
Sirius XM Holdings, Inc. (a)	195,935	1,157,976
TEGNA, Inc.	75,498	809,338
The Interpublic Group of Cos., Inc.	59,408	1,008,748
The New York Times Co. Class A	39,539	1,285,808
ViacomCBS, Inc. Class B	43,634	753,123
		12,321,555
TOTAL COMMUNICATION SERVICES		26,242,586
CONSUMER DISCRETIONARY – 8.7%
Automobiles – 1.2%
Ford Motor Co.	243,675	1,240,306
General Motors Co.	61,386	1,368,294
Renault S.A.	43,649	865,625
		3,474,225
Hotels, Restaurants & Leisure – 2.4%
McDonald's Corp.	15,905	2,983,142
Starbucks Corp.	31,826	2,442,009
Wynn Resorts Ltd.	13,725	1,173,899
		6,599,050
Multiline Retail – 0.5%
Kohl's Corp.	38,110	703,510
Macy's, Inc. (a)	99,480	582,953
		1,286,463
Specialty Retail – 3.3%
L Brands, Inc.	70,793	841,729
Lowe's Cos., Inc.	21,963	2,300,624
The Home Depot, Inc.	18,746	4,120,933
The TJX Cos., Inc.	39,974	1,960,725
		9,224,011
Textiles, Apparel & Luxury Goods – 1.3%
NIKE, Inc. Class B	30,054	2,620,108
Tapestry, Inc.	62,068	923,572
		3,543,680
TOTAL CONSUMER DISCRETIONARY		24,127,429

	Shares	Value
CONSUMER STAPLES – 6.9%
Beverages – 1.2%
The Coca-Cola Co.	74,551	$ 3,421,145
Food & Staples Retailing – 0.7%
Wm Morrison Supermarkets PLC	832,594	1,921,853
Household Products – 1.8%
The Procter & Gamble Co.	42,146	4,967,749
Tobacco – 3.2%
Altria Group, Inc.	62,263	2,443,823
British American Tobacco PLC	43,673	1,696,954
Japan Tobacco, Inc.	94,300	1,776,475
Philip Morris International, Inc.	39,970	2,981,762
		8,899,014
TOTAL CONSUMER STAPLES		19,209,761
ENERGY – 3.0%
Energy Equipment & Services – 0.3%
Schlumberger Ltd.	48,059	808,353
Oil, Gas & Consumable Fuels – 2.7%
Chevron Corp.	30,833	2,836,636
Exxon Mobil Corp.	63,922	2,970,455
Targa Resources Corp.	32,877	426,086
The Williams Cos., Inc.	66,797	1,293,858
		7,527,035
TOTAL ENERGY		8,335,388
FINANCIALS – 10.4%
Banks – 6.0%
Bank of America Corp.	150,101	3,609,929
Citigroup, Inc.	51,285	2,490,400
JPMorgan Chase & Co.	49,601	4,749,792
PacWest Bancorp	61,544	1,245,650
The PNC Financial Services Group, Inc.	18,990	2,025,663
Wells Fargo & Co.	86,756	2,520,262
		16,641,696
Capital Markets – 2.8%
Invesco Ltd. (a)	123,519	1,064,734
Morgan Stanley	53,166	2,096,335
The Blackstone Group, Inc. Class A	41,559	2,171,042
The Goldman Sachs Group, Inc.	12,414	2,276,976
		7,609,087
Insurance – 1.2%
Old Republic International Corp.	96,805	1,544,040
Prudential Financial, Inc.	27,294	1,702,327
		3,246,367
Mortgage Real Estate Investment Trusts (REITs) – 0.4%
Starwood Property Trust, Inc.	87,117	1,127,294
TOTAL FINANCIALS		28,624,444

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Common Stocks – continued
	Shares	Value
HEALTH CARE – 16.7%
Biotechnology – 6.1%
AbbVie, Inc.	61,523	$ 5,057,191
Amgen, Inc.	23,433	5,605,642
Gilead Sciences, Inc.	73,631	6,185,004
		16,847,837
Health Care Providers & Services – 4.1%
CVS Health Corp.	70,037	4,310,777
UnitedHealth Group, Inc.	23,535	6,883,282
		11,194,059
Pharmaceuticals – 6.5%
GlaxoSmithKline PLC	175,194	3,670,495
Johnson & Johnson	54,390	8,160,675
Pfizer, Inc.	162,977	6,251,798
		18,082,968
TOTAL HEALTH CARE		46,124,864
INDUSTRIALS – 9.1%
Aerospace & Defense – 1.4%
General Dynamics Corp.	7,774	1,015,440
Lockheed Martin Corp.	4,888	1,901,725
Raytheon Technologies Corp.	14,916	966,706
		3,883,871
Air Freight & Logistics – 0.6%
United Parcel Service, Inc. Class B	16,640	1,575,143
Airlines – 0.2%
Delta Air Lines, Inc.	22,602	585,618
Building Products – 0.1%
Carrier Global Corp. (b)	14,916	264,162
Electrical Equipment – 0.8%
Eaton Corp. PLC	13,894	1,160,149
Emerson Electric Co.	19,263	1,098,569
		2,258,718
Industrial Conglomerates – 1.8%
3M Co.	12,129	1,842,638
Honeywell International, Inc.	13,136	1,863,998
Jardine Matheson Holdings Ltd.	17,528	770,531
Jardine Strategic Holdings Ltd.	31,536	679,601
		5,156,768
Machinery – 2.8%
Alstom S.A.	18,532	758,337
Caterpillar, Inc.	12,973	1,509,798
Cummins, Inc.	7,462	1,220,037
Deere & Co.	9,127	1,323,963
Illinois Tool Works, Inc.	8,347	1,356,387
Otis Worldwide Corp. (b)	7,461	379,839
PACCAR, Inc.	16,121	1,116,057
		7,664,418
Road & Rail – 1.2%
Norfolk Southern Corp.	7,330	1,254,163

	Shares	Value

Union Pacific Corp.	12,672	$ 2,024,859
		3,279,022
Transportation Infrastructure – 0.2%
Macquarie Infrastructure Corp.	22,075	609,049
TOTAL INDUSTRIALS		25,276,769
INFORMATION TECHNOLOGY – 26.1%
Communications Equipment – 1.5%
Cisco Systems, Inc.	100,035	4,239,483
Electronic Equipment, Instruments & Components – 0.8%
Corning, Inc.	101,703	2,238,483
IT Services – 1.2%
International Business Machines Corp.	26,408	3,315,789
Semiconductors & Semiconductor Equipment – 5.5%
Broadcom, Inc.	12,590	3,419,696
Intel Corp.	85,890	5,151,682
QUALCOMM, Inc.	41,327	3,251,195
Texas Instruments, Inc.	29,985	3,480,359
		15,302,932
Software – 8.2%
Micro Focus International PLC	263,065	1,598,364
Microsoft Corp.	96,461	17,286,776
Oracle Corp.	71,520	3,788,414
		22,673,554
Technology Hardware, Storage & Peripherals – 8.9%
Apple, Inc.	52,998	15,570,812
Canon, Inc.	103,100	2,202,571
HP, Inc.	137,267	2,129,011
NetApp, Inc.	48,188	2,109,189
Seagate Technology PLC	50,784	2,536,661
		24,548,244
TOTAL INFORMATION TECHNOLOGY		72,318,485
MATERIALS – 2.5%
Chemicals – 1.5%
Dow, Inc. (b)	22,895	840,018
DuPont de Nemours, Inc.	21,647	1,017,842
Linde PLC	9,185	1,689,948
LyondellBasell Industries N.V. Class A	11,572	670,597
		4,218,405
Containers & Packaging – 0.5%
International Paper Co.	21,041	720,654
Westrock Co.	20,523	660,636
		1,381,290
Metals & Mining – 0.5%
Alumina Ltd.	515,940	586,058
Nucor Corp.	18,226	750,729
		1,336,787
TOTAL MATERIALS		6,936,482
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Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
REAL ESTATE – 3.4%
Equity Real Estate Investment Trusts (REITs) – 3.2%
American Tower Corp.	7,276	$ 1,731,688
Crown Castle International Corp.	8,439	1,345,430
Gaming and Leisure Properties, Inc.	14,733	416,060
Host Hotels & Resorts, Inc.	42,677	525,354
Iron Mountain, Inc.	21,740	525,673
Kimco Realty Corp.	34,761	379,243
Park Hotels & Resorts, Inc.	28,132	267,535
Prologis, Inc.	14,343	1,279,826
Public Storage	4,302	797,806
Service Properties Trust	28,121	194,879
Simon Property Group, Inc.	7,533	502,978
Ventas, Inc.	14,183	458,820
Weingarten Realty Investors	21,050	382,899
		8,808,191
Real Estate Management & Development – 0.2%
Hongkong Land Holdings Ltd.	110,400	464,784
TOTAL REAL ESTATE		9,272,975
UTILITIES – 3.3%
Electric Utilities – 2.1%
American Electric Power Co., Inc.	14,137	1,174,926
Duke Energy Corp.	17,108	1,448,363
Exelon Corp.	29,108	1,079,324
PPL Corp.	32,540	827,167
The Southern Co.	24,323	1,379,844
		5,909,624
Multi-Utilities – 1.2%
CenterPoint Energy, Inc.	39,136	666,486
Dominion Energy, Inc.	19,459	1,500,873
Public Service Enterprise Group, Inc.	20,659	1,047,618
		3,214,977
TOTAL UTILITIES		9,124,601
TOTAL COMMON STOCKS (Cost $306,190,566)		275,593,784
Money Market Funds – 1.0%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (c)	291,099	$ 291,186
Fidelity Securities Lending Cash Central Fund, 0.11% (c)(d)	2,662,473	2,662,739
TOTAL MONEY MARKET FUNDS (Cost $2,954,080)		2,953,925
TOTAL INVESTMENT IN SECURITIES – 100.6% (Cost $309,144,646)		278,547,709
NET OTHER ASSETS (LIABILITIES) (e) – (0.6%)		(1,770,883)
NET ASSETS – 100.0%		$ 276,776,826

Legend
(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.
(d)	Investment made with cash collateral received from securities on loan.
(e)	Includes $84,000 of cash collateral to cover margin requirements for futures contracts.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME E-mini S&P 500 Index Future Contracts	7	June 2020	$1,015,840	$80,500	$80,500
The notional amount of futures purchased as a percentage of Net Assets is 0.4%
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Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,765
Fidelity Securities Lending Cash Central Fund	5,967
Total	$15,732
Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received from lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.
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